FINANCIAL OBLIGATIONS - Issued bonds by issued date and maturity date - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 28,362,221	$ 32,257,932
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 10,910,942	11,468,569
Colombia, Pesos | Parent Company [Member]
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 03/12/2009 and 14/11/2019
Bonds issued	$ 1,138,143	1,132,101
Maturity Date	Between 14/11/2024 and 28/06/2042
Interest Rate	6.42%
Colombia, Pesos | Parent Company [Member] | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.69%
Colombia, Pesos | Parent Company [Member] | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.20%
Colombia, Pesos | Banco AV Villas
Disclosure of detailed information about borrowings [line items]
Issue Date	23/02/2021
Bonds issued	$ 361,268	475,949
Maturity Date	Between 23/02/2024 and 23/02/2026
Colombia, Pesos | Banco AV Villas | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.71%
Colombia, Pesos | Banco AV Villas | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.36%
Colombia, Pesos | Banco de Bogota S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 24/09/2020 and 10/02/2021
Bonds issued	$ 906,568	902,331
Maturity Date	Between 24/09/2023 and 10/02/2026
Colombia, Pesos | Banco de Bogota S.A. | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	3.40%
Colombia, Pesos | Banco de Bogota S.A. | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.75%
Colombia, Pesos | Banco de Bogota S.A. | CPI [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.16%
Colombia, Pesos | Banco de Bogota S.A. | IBR [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.14%
Colombia, Pesos | Banco de Occidente S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 09/08/2012 and 20/08/2020
Bonds issued	$ 2,269,916	2,685,078
Maturity Date	Between 20/08/2023 and 14/12/2032
Colombia, Pesos | Banco de Occidente S.A. | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	5.83%
Colombia, Pesos | Banco de Occidente S.A. | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.37%
Colombia, Pesos | Banco de Occidente S.A. | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.65%
Colombia, Pesos | Banco de Occidente S.A. | IBR [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.37%
Colombia, Pesos | Corporacion Financiera Colombiana S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 27/08/2009 and 20/10/2021
Bonds issued	$ 3,509,805	3,754,128
Maturity Date	Between 23/01/2023 and 19/11/2045
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	3.77%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.10%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.58%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.99%
Colombia, Pesos | Banco Popular S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 12/10/2016 and 10/03/2022
Bonds issued	$ 2,725,242	2,518,982
Maturity Date	Between 04/02/2023 and 10/03/2027
Colombia, Pesos | Banco Popular S.A. | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	5.88%
Colombia, Pesos | Banco Popular S.A. | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	10.20%
Colombia, Pesos | Banco Popular S.A. | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.58%
Colombia, Pesos | Banco Popular S.A. | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.13%
Colombia, Pesos | Banco Popular S.A. | IBR [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.59%
Colombia, Pesos | Banco Popular S.A. | IBR [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.68%
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 17,451,279	20,789,363
Foreign currency [member] | Banco de Bogota SA, BAC and MFH
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 10,229,027	10,834,554
Foreign currency [member] | Banco De Bogota Sa Under Rule 144a
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 19/02/2013 and 03/08/2017
Bonds issued	$ 9,897,818	8,509,886
Maturity Date	Between 19/02/2023 and 03/08/2027
Foreign currency [member] | Banco De Bogota Sa Under Rule 144a | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.38%
Foreign currency [member] | Banco De Bogota Sa Under Rule 144a | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.25%
Foreign currency [member] | BAC Credomatic Inc. and Multi Financial Holding [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 331,209	2,324,668
Foreign currency [member] | BAC Credomatic | El Salvador
Disclosure of detailed information about borrowings [line items]
Bonds issued		421,097
Foreign currency [member] | BAC Credomatic | Honduras
Disclosure of detailed information about borrowings [line items]
Bonds issued		334,127
Foreign currency [member] | Multi Financial Holding
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 15/03/2019 and 29/12/2022
Bonds issued	$ 331,209	1,569,444
Maturity Date	Between 19/01/2023 and 29/12/2032
Foreign currency [member] | Multi Financial Holding | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	2.00%
Foreign currency [member] | Multi Financial Holding | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.25%
Foreign currency [member] | Grupo Aval Limited
Disclosure of detailed information about borrowings [line items]
Issue Date	4/02/2020
Bonds issued	$ 4,822,146	7,971,392
Maturity Date	4/02/2030
Foreign currency [member] | Grupo Aval Limited | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.38%
Foreign currency [member] | Promigas S.A. and Gases del Pacfico S.A.C. Under rule 144A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 16/10/2019 and 22/10/2020
Bonds issued	$ 2,400,106	$ 1,983,417
Maturity Date	Between 16/10/2029 and 22/10/2029
Interest Rate	3.75%